Consolidated Cash Flow Statement - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Operating activities
Profit before taxation	$ 7,790	$ 6,800	$ 15,049
Adjustments for:
Depreciation and amortisation expense	3,014	2,888	5,829
Impairments of property, plant and equipment, financial assets and intangibles	29	168	264
Net finance costs	524	533	1,064
(Profit)/loss from equity accounted investments, related impairments and expenses	(126)	(116)	546
Other	401	84	308
Changes in assets and liabilities:
Trade and other receivables	100	298	(211)
Inventories	(441)	(108)	298
Trade and other payables	(710)	(297)	406
Provisions and other assets and liabilities	436	(232)	(125)
Cash generated from operations	11,017	10,018	23,428
Dividends received	108	281	516
Interest received	221	240	443
Interest paid	(643)	(676)	(1,346)
Proceeds/(settlements) of cash management related instruments	69	167	296
Net income tax and royalty-related taxation refunded	5	3	59
Net income tax and royalty-related taxation paid	(3,335)	(3,324)	(5,999)
Net operating cash flows from Continuing operations	7,442	6,709	17,397
Net operating cash flows from Discontinued operations	0	565	474
Net operating cash flows	7,442	7,274	17,871
Investing activities
Purchases of property, plant and equipment	(3,405)	(2,661)	(6,250)
Exploration expenditure	(390)	(397)	(873)
Exploration expenditure expensed and included in operating cash flows	231	222	516
Net investment and funding of equity accounted investments	(292)	(356)	(630)
Proceeds from sale of assets	172	102	145
Other investing	(48)	(61)	(285)
Net investing cash flows from Continuing operations	(3,732)	(3,151)	(7,377)
Net investing cash flows from Discontinued operations	0	(443)	(443)
Proceeds from divestment of Onshore US, net of its cash		6,924	10,427
Net investing cash flows	(3,732)	3,330	2,607
Financing activities
Proceeds from interest bearing liabilities	300	150	250
(Settlements)/proceeds of debt related instruments		(160)	(160)
Repayment of interest bearing liabilities	(653)	(1,739)	(2,604)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts	(103)	(82)	(188)
Share buy-back – BHP Group Limited		(5,220)	(5,220)
Dividends paid	(3,934)	(3,411)	(11,395)
Dividends paid to non-controlling interests	(610)	(623)	(1,198)
Net financing cash flows from Continuing operations	(5,000)	(11,085)	(20,515)
Net financing cash flows from Discontinued operations		(13)	(13)
Net financing cash flows	(5,000)	(11,098)	(20,528)
Net decrease in cash and cash equivalents from Continuing operations	(1,290)	(7,527)	(10,495)
Net increase in cash and cash equivalents from Discontinued operations		109	18
Proceeds from divestment of Onshore US, net of its cash		6,924	10,427
Cash and cash equivalents, net of overdrafts, at the beginning of the period	15,593	15,813	15,813
Foreign currency exchange rate changes on cash and cash equivalents	18	(220)	(170)
Cash and cash equivalents, net of overdrafts, at the end of the period	$ 14,321	$ 15,099	$ 15,593